Accumulated Other Comprehensive Income (Reclassifications out of Accumulated Other Comprehensive Income (Loss)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total operating revenues	$ 7,200	$ 7,563
Interest expense, net (note 9)	(973)	(925)
Other income, net (note 9)	203	158
Income tax recovery (expense)	159	(128)
Net income	568	1,045
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	66	(41)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Losses (gain) on derivatives recognized as cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax recovery (expense)	0	(1)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Losses (gain) on derivatives recognized as cash flow hedges | Interest rate hedge
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense, net (note 9)	(2)	(2)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net change in unrecognized pension and post-retirement benefit costs
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	68	(38)
Income tax recovery (expense)	0	1
Net income	68	(39)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Actuarial (gains) losses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income, net (note 9)	2	0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Past service costs (gains)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income, net (note 9)	(2)	2
Reclassification out of Accumulated Other Comprehensive Income [Member] | Amounts reclassified into obligations
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension and post-retirement benefits	$ 68	$ (40)